CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net income	$ 31,122,748	$ 12,379,846	$ 3,408,663
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	(988,967)	11,167,377	(27,222,102)
Net unrealized loss of available-for-sale securities, net of tax of $(18,172,231), $(10,347,637) and $(1,163,160) in 2016, 2017 and 2018, respectively	(3,489,480)	(31,042,912)	(54,516,694)
Comprehensive income (loss)	26,644,301	(7,495,689)	(78,330,133)
Comprehensive income (loss) attributable to non-controlling interest	(21,314)	16,307	(53,364)
Comprehensive income (loss) attributable to Acorn International, Inc.	$ 26,665,615	$ (7,511,996)	$ (78,276,769)